Share capital, share premium and transaction costs on new equity instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Share capital, share premium and transaction costs on new equity instruments
13.	Share capital, share premium and transaction costs on new equity instruments
Share capital and share premium
As at June 30, 2022, the issued share capital of the Company amounted to €28,312 thousand (December 31, 2021: €100), divided into 235,935,061 ordinary shares of €0.12 per share (December 31, 2021: 100 ordinary shares of €1 per share). They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of shares held. The authorized share capital of the Company as at June 30, 2022, amounted to €108,000 thousand (December 31, 2021: €100), divided into 900,000 ordinary shares of €0.12 per share (December 31, 2021: 100 ordinary shares of €1.00 per share).
Shareholder Loans equity conversion
In 2018 and 2019, the Group entered into shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations.
For the six months ending June 30, 2022, new equity instruments have been issued at the carrying amount of Allego’s outstanding shareholder loans of
€101,933
thousand and accordingly no gain or loss has been recognized in the interim condensed consolidated profit and loss account.

The shareholder loan equity conversion resulted in a share issuance of 2 Allego Holding ordinary shares at a par value of €1.00 per share, increasing share capital by €2, with the remaining difference in the shareholder loan equity conversion being recorded as an increase to share premium of

€101,933 thousand.
For further details regarding the terms of the shareholder loans refer to Note 14.

First Special Fees Agreement with external consulting firm
Under the First Special Fees Agreement between Madeleine and an external consulting firm dated as of December 16, 2020, and subsequently amended, the external consulting firm was provided with the right, prior to closing of a Liquidity Event, to subscribe for new shares to be issued by an Allego Group company at the nominal value of such shares.
On March 16, 2022, in accordance with the First Special Fees Agreement, and before the closing of the
SPAC
Transaction, Allego Holding issued 22 ordinary shares at a par value of €1.00 per share to the external consulting firm, increasing share capital by €22. Please refer to Note 8.1 for more details on the First Special Fees Agreement.
Merger between Allego Holding B.V. and Spartan Acquisition Corp. III—the SPAC Transaction
As indicated in Note 4, on March 16, 2022, pursuant to the Business Combination Agreement each holder of Allego N.V. ordinary shares exchanged by means of a contribution in kind its Allego Holding ordinary shares to Allego N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. Therefore, Allego Holding became a wholly owned subsidiary of Allego N.V. Consequently, 124 Allego Holding ordinary shares at a par value of €1 each were exchanged for 235,935,061 ordinary shares of Allego N.V. at a par value of €0.12 each. Consequently, share capital increased by €28,312 thousand and the share premium decreased by the same amount.
Furthermore, on March 16, 2022, each share of Spartan’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of ordinary shares of Allego N.V., whereby Allego N.V. issued one ordinary share for each share of Spartan’s common stock exchanged, meaning the issuance of 14,907,582 Allego N.V. ordinary shares of €0.12 par value, and increasing share capital by €1,789 thousand and share premium by €86,401 thousand, which includes the impact of applying IFRS 2 for €159,306 thousand (see Note 4).

PIPE Financing
Concurrently with the execution of the
BCA
, Spartan and Allego entered into Subscription Agreements (the “Subscription Agreements”), dated July 28, 2021, with a number of investors (collectively the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Allego N.V. agreed to issue and sell to such PIPE Investors, an aggregate of 15,000,000 Ordinary Shares (the “PIPE Shares”) at a price of $10.00 per share (€9.07
8
per share) for an aggregate purchase price of $150 million (€136
8
million) in proceeds (the “PIPE Financing”) on the Closing Date.
Such Subscription Agreements entered with the PIPE investors resulted in two separate share issuances (hereinafter referred to as the “First PIPE Share Issue” and the “Second PIPE Share Issue” respectively) by the Company during the six-month
period ended June 30, 2022. The First PIPE Share Issue executed on March 16, 2022, meant a share capital increase of €1,500 thousand (12,500,000 Ordinary Shares at a price of €0.12 per share) and a rise in share premium of €111,873 thousand. On March 22, 2022 the Second PIPE Share Issue was executed, 2,500,000 Ordinary Shares were issued at price of €0.12 per share, increasing share capital by €300 thousand, and raising share premium by €22,375 thousand.
Transaction costs on new equity instruments
During the six months ended June 30, 2022, the Group incurred transaction costs of € nil (June 30, 2021: €532 thousand) that are directly attributable to the issuance of new equity instruments in relation to the
SPAC
Transaction. These transaction costs have been recorded as a deduction to share premium. For further details regarding these transaction costs refer to Note 4.

8	Translated at the EUR/USD Exchange rate as at March 16, 2022

The Group also incurred transaction costs in relation to the SPAC Transaction, which are not directly related to the issuance of new equity instruments (refer to Note 5). These transaction costs have been recorded in the consolidated statement of profit or loss for the six months ended June 30, 2022, within general and administrative expenses.
Issuance of Ordinary Shares upon exercise of the Private warrants
As indicated in Note 15, on April 15, 2022, all the Private Warrants were exercised on a cashless basis. As a result of the exercise, 9,360,000 Private Warrants were converted into 1,334,949 Allego N.V. ordinary shares, with a nominal value of €0.12 per share, increasing share capital by €160 thousand, and raising share premium by €13,694 thousand.
Share capital and share premium movements
Movement of share capital and share premium are as follows:

		For the six-months ended June 30, 2022 and 2021
	Notes	Shares	Price per share (in €)	Share Capital (in €‘000)	Share Premium (in €‘000)
As at January 1, 2021		100	1.00	1	36,947
Transaction costs		—	—	—	(532)
As at June 30, 2021		100	1.00	1	36,415
As at January 1, 2022		100	1.00	1	61,888

Immediately prior to the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	2	101,933
E8 Special Fee Arrangement March 16, 2022		22	1.00	22	—
As at March 16, 2022 immediately prior to the closing of the SPAC Transaction		124	1.00	124	163,821

Resulting from the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Elimination old shares March 16, 2022	4	(124)	1.00	(124)	—
Share Capital increase on conversion March 16, 2022	4	235,935,061	0.12	28,311	(28,312)
Share Capital Spartan March 16, 2022		14,907,582	0.12	1,789	86,401
Share Capital for PIPE March 16, 2022	4	12,500,000	0.12	1,500	111,873
Share Capital for PIPE March 22, 2022	4	2,500,000	0.12	300	22,375

Other equity movements in the six months ended June 30, 2022
Private warrants exercise April 15, 2022	15	1,334,949	0.12	160	13,694
As at June 30, 2022		267,177,592	0.12	32,061	369,851
All the shares issued have been fully paid at the date of the capital issuance.
On March 17, 2022, trading in the new publ
ic c
ompany commenced on the NYSE. The Company trades under the Allego name under the ticker symbol “ALLG”.

22. Share capital, share premium and transaction costs on new equity instruments
Share capital
As
 at December 31, 2021, the authorized and issued share capital of the Company amounts to €100 (December 31, 2020: €100), divided into 100 ordinary shares of €1. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.
Share premium
On
December 6, 2018, Madeleine contributed in kind the shares of Allego B.V. to the Company. The contribution in kind has been recorded as share premium. On May 13, 2019, Madeleine made a share premium contribution in cash of €6,089 thousand.
On July 28, 2021, the Group recognized the difference between the fair value of the purchase option to acquire
Mega-E
at the transaction date of €
26,000
 thousand and the consideration paid of €
nil
as a share premium contribution. Refer to Note 18 for details.
Transaction costs on new equity instruments
In

connection with the Transaction, a new public limited liability parent company (
naamloze vennootschap
) under the Dutch law will be incorporated that will acquire
100
% of the outstanding equity of the Company and Spartan. The new parent company (“the Parent”) is expected to issue new ordinary shares. During the year ended December 31, 2021, the Group incurred transaction costs of €
1,059
 thousand (December 31, 2020: €
nil
, December 31, 2019: €
nil
) that are directly attributable to the issuance of new equity instruments of the Parent. These transaction costs have been recorded as a deduction to share premium.
The
Group also incurred transaction costs in relation to the anticipated merger between the Company and Spartan which are not directly related to the issuance of new equity instruments (refer to Note 4). These transaction costs have been recorded in the consolidated statement of profit or loss for the year ended December 31, 2021 within general and administrative expenses.